LEASES	6 Months Ended
Jun. 30, 2019
Lessee Disclosure [Abstract]
LEASES
NOTE 4:-      LEASES

The Company has various operating leases for office space and vehicles that expire through 2022. Its lease agreements do not contain any material residual value guarantees or material restrictive covenants. Below is a summary of the Company's operating right-of-use assets and operating lease liabilities as of June 30, 2019:

June 30, 2019
(Unaudited)
Operating right-of-use assets	$1,904

Operating lease liabilities, current	882
Operating lease liabilities long-term	1,022
Total operating lease liabilities	$1,904

Minimum lease payments for the Company's right of use assets over the remaining lease periods as of June 30, 2019, are as follows:

June 30, 2019
(unaudited)
2019	$463
2020	797
2021	604
2022	108

Total undiscounted lease payments	$1,972

Less: Interest	(68)

Present value of lease liabilities	$1,904

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2019:

June 30, 2019
(unaudited)
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3
Weighted average discount rate	2.41%

In April 2019, a subsidiary of the Company entered into an agreement to lease offices in Germantown, Marylanr (U.S.). The lessor is currently preparing the property for use.. The lease is expected to commence in October 2019. In June 2019, the Company entered into a lease agreement of additional offices in Israel. The lease commenced in September 2019, after balance sheet date. The new agreements are not included in the lease liabilities and in the ROU assets.

Total rent expenses for the six months ended June 30, 2019 and 2018 were $574 and $523, respectively. Cash paid for lease expenses during the six months ended June 30, 2019 was $548.